Stock Option Plans (Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding [Roll Forward]
Outstanding at beginning of year	1,266,338	1,273,731	1,076,067
Granted	116,990	126,571	241,575
Exercised	(76,321)	(25,105)	0
Forfeited/expired	(126,253)	(108,859)	(43,911)
Outstanding at end of year	1,180,754	1,266,338	1,273,731
Options exercisable	844,950	843,011	789,129
Options available for grant	147,275	226,899	327,184
Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 19.17	$ 19.21	$ 20.86
Granted	$ 19.57	$ 16.55	$ 11.50
Exercised	$ 13.50	$ 13.17	$ 0.00
Forfeited/expired	$ 23.18	$ 18.05	$ 17.25
Outstanding at end of year	$ 19.14	$ 19.17	$ 19.21
Options exercisable, Weighted Average Exercise Price	$ 20.64	$ 22.18	$ 23.58
Weighted-average fair value of options granted during the year	$ 7.72
Stock Options [Member]
Options, Weighted Average Exercise Price [Roll Forward]
Weighted-average fair value of options granted during the year	$ 7.72	$ 7.55	$ 5.99